Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum lease payments under operating leases
($ in thousands)
2013	$333
2014	263
2015	95
2016	100
2017	86
Thereafter	77

Total minimum lease payments	$954